Statement of Operations (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	13 Months Ended	22 Months Ended
	May 31, 2011	Feb. 28, 2013	Feb. 28, 2012	Feb. 28, 2013	Feb. 28, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
Statement of Operations [Abstract]
REVENUES
EXPENSES
General and Administrative	100	1,006	1,946	3,631	2,828	3,998	4,098	7,729
Professional Fees	3,500	650	565	1,950	2,386	6,486	9,986	11,936
Total Expenses	3,600	1,656	2,511	5,581	5,214	10,484	14,084	19,665
Loss Before Income Taxes	(3,600)	(1,656)	(2,511)	(5,581)	(5,214)	(10,484)	(14,084)	(19,665)
Provision for Income Taxes
Net Loss	$ (3,600)	$ (1,656)	$ (2,511)	$ (5,581)	$ (5,214)	$ (10,484)	$ (14,084)	$ (19,665)
PER SHARE DATA:
Basic and diluted loss per common share
Basic and diluted weighted Average Common shares outstanding	9,000,000	9,650,000	9,000,000	9,481,868	9,000,000	9,029,726	9,028,780